Leases - The Company as Lessee	12 Months Ended
Dec. 31, 2025
Time charterin contracts [Abstract]
Leases - The Company as Lessee
17. Leases – The Company as Lessee
Office lease
In January 2021, the Company entered into an agreement to lease office space from a related party for a period until December 2022 at an amount of EUR 7,000 ($8,279) per month. In January 2023, the Company entered into a new agreement to lease office space from a related party for a
2-year
period at an amount of EUR 8,000 ($8,855) per month. In January 2025, the Company entered into a new agreement to lease office space from a related party for a
2-year
period at an amount of EUR 10,000 ($11,763) per month. The Company determined these office leases to be operating leases and recorded the related right-of-use-assets
within operating lease
right-of-use-assets
and the lease liabilities within operating lease liabilities in the accompanying consolidated balance sheets and the lease expense within General and administrative expenses in the accompanying consolidated statements of income (Note 3).

Lease Disclosures Under ASC 842
Operating lease
right-of-use
assets and lease liabilities as of December 31, 2024, and 2025 as follows:

Description	Location in balance sheet	December 31, 2024	December 31, 2025
Non current assets:
Office leases	Operating lease right- of-use assets	—	$104,801

		—	$104,801

Liabilities:
Office leases	Current portion of operating lease liabilities	—	$104,801

Lease liabilities – current portion		—	$104,801

Office leases	Non-Current portion of operating lease liabilities	—	—

Lease liabilities – non-current portion		—	—

The Operating lease
right-of-use
asset and Operating lease liabilities represent the present value of lease payments for the remaining term of the lease.
The table below presents the components of the Company’s lease expenses
~~:~~

Description	Location in statement of operations	2023	2024	2025
Lease expense for office leases	General and administrative expenses	104,167	103,445	137,991

The cash paid for operating leases with terms greater than 12 months for the years ended December 31, 2023, 2024 and 2025 amounted to $104,167, $103,445 and $137,991, respectively.